Fair Value Measurement (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT [Abstract]
Change in fair value of short-term investments	$ 29,900	$ 22,058	$ 927
Gains resulting from upward adjustment recorded as other income	0	18,013	0
Impairment losses	$ 10,965	$ 2,605	$ 230